Public Offering (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	May 16, 2019	May 16, 2019	Mar. 31, 2022	Dec. 31, 2021
Public Offering (Details) [Line Items]
Public warrants, description			Each Public Unit consists of one ordinary share of the Company, $0.0001 par value per share (the “Public Shares”), one redeemable warrant (the” Public Warrants”) and one right (the “Public Rights”). Each Public Warrant entitles the holder to purchase one-half (1/2) of one ordinary share at an exercise price of $11.50 per whole share (see Note 6).
Deferred amount per share				$ 0.2
Deferred discount percentage				2.00%
Public Offering [Member]
Public Offering (Details) [Line Items]
Public offering, shares	4,600,000	4,600,000
Price per share	$ 10	$ 10
Underwriting discount			$ 1,150,000	$ 1,150,000
Percentage of underwriting discount per unit			2.50%	2.50%
Additional fee			$ 1,840,000	$ 1,840,000
Deferred discount			2.00%	2.00%
Ordinary share price	$ 0.001	$ 0.001
Over-Allotment Units [Member]
Public Offering (Details) [Line Items]
Purchase shares	225,000	225,000
Sponsor [Member] | Public Offering [Member]
Public Offering (Details) [Line Items]
Public offering, shares			210,000	210,000
Price per share			$ 10	$ 10
Sponsor [Member] | Over-Allotment Units [Member]
Public Offering (Details) [Line Items]
Public offering, shares			15,000	15,000
Price per share			$ 10	$ 10